Other equity instruments (Narrative) (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Equity	£ 56,694	£ 50,615	£ 52,610	£ 47,711
Other equity instruments [member]
Equity	£ 8,323	£ 8,323	£ 9,402	£ 7,595